INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 1,080	$ 501
Tax credits carryforward	1,610	1,052
Reserve and allowances, mainly research and development expenses carryforward	20,234	8,692
Operating lease liabilities	3,178	1,627
Deferred tax assets before valuation allowance	26,102	11,872
Valuation Allowance	(2,098)	(1,737)
Deferred tax assets after valuation allowance	24,004	10,135
Deferred tax liabilities:
Convertible senior notes	0	(1,444)
Operating lease right-of-use assets	(2,631)	(1,300)
Intangible assets	(349)	(578)
Reserve and allowances	(927)	(652)
Deferred tax liabilities	(3,907)	(3,974)
Deferred tax assets (Note 15)	$ 20,097	$ 6,161